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                   PROSPECTUS SUPPLEMENT DATED JULY 16, 2007*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2007

PRODUCT NAME                                                  PROSPECTUS FORM #
------------                                                  -----------------
 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)           S-6467 L
 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) -- BAND   S-6477 L
 3
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE         S-6406 K
 ANNUITY
 RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY    S-6406 K
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE         S-6407 H
 ANNUITY -- BAND 3
 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE    S-6273 K
 ANNUITY
 RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE       S-6273 K
 ANNUITY
 RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE      S-6503 D
 ANNUITY
 RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE         S-6503 D
 ANNUITY
 RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE         S-6503 D
 ANNUITY

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

---------------------------------------------------------------------------------------------------------------------------
FUND NAME                             INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
  RiverSource            Long-term capital appreciation. Under normal market             RiverSource Investments, LLC,
  Variable               conditions, at least 80% of the Fund's net assets will be       adviser; River Road Asset
  Portfolio -- Small     invested in small cap companies with market capitalization,     Management, LLC, Donald Smith
  Cap Value Fund         at the time of investment, of up to $2.5 billion or that        & Co., Inc., Franklin
                         fall within the range of the Russell 2000(R) Value Index.       Portfolio Associates LLC,
                                                                                         Barrow, Hanley, Mewhinney &
                                                                                         Strauss, Inc. and Denver
                                                                                         Investment Advisors LLC,
                                                                                         subadvisers.
---------------------------------------------------------------------------------------------------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6503-10 A (7/07)

* Destroy date: May 1, 2008.